RELATED PARTY TRANSACTIONS (Details)	3 Months Ended		12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($) company	Nov. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)
RELATED PARTY TRANSACTIONS
Professional fees	$ 458,920	$ 502,913	$ 3,075,312	$ 758,143
Consulting fees	30,000	0
Due to related parties	65,794		280,025	518,468
Chief Executive Officer
RELATED PARTY TRANSACTIONS
Professional fees	45,000	45,000	180,000	97,500
Bonus payable	25,000	0
Chief Executive Officer | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	15,000		15,000	15,000
Chief Executive Officer | Bonus Payable
RELATED PARTY TRANSACTIONS
Due to related parties	25,000		0
Chief Executive Officer | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties	0		0	3,267
Former Chief Financial Officer
RELATED PARTY TRANSACTIONS
Professional fees	0	45,000	157,500	75,000
Former Chief Financial Officer | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	0		15,000	75,000
Former Chief Financial Officer | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties	0		0	2,641
Chief Financial Officer
RELATED PARTY TRANSACTIONS
Professional fees	32,250	0	16,645	0
Due to related parties			10,750	0
Chief Financial Officer | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	10,750		10,750
Company controlled by a director
RELATED PARTY TRANSACTIONS
Professional fees	45,000	45,000	180,000	75,000
Company controlled by a director | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	0		22,500	59,819
Company controlled by a director | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties	0		7,971	18,863
Company controlled by shareholder
RELATED PARTY TRANSACTIONS
Professional fees	75,000	$ 121,250
Number of companies controlled by stockholder | company		2
Company controlled by shareholder | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	0		232,000
Company controlled by shareholder | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties	$ 15,044		6,112
Two Stockholders | Eagle Energy
RELATED PARTY TRANSACTIONS
Ownership percentage of stockholders	5.00%	5.00%
Stockholder One
RELATED PARTY TRANSACTIONS
Professional fees	$ 0	$ 45,000	381,250	343,750
Stockholder One | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	0		44,819	176,000
Stockholder Two
RELATED PARTY TRANSACTIONS
Professional fees	0	$ 45,250	180,250	60,750
Stockholder Two | Fees
RELATED PARTY TRANSACTIONS
Due to related parties	0		46,250
Stockholder Two | Expense reimbursement
RELATED PARTY TRANSACTIONS
Due to related parties			19,875	60,750
Corporations over which stockholders exercise significant influence
RELATED PARTY TRANSACTIONS
Due to related parties	0		128,064	107,128
Stockholder
RELATED PARTY TRANSACTIONS
Due to related parties	$ 0		$ 12,865	$ 0